Financial instruments and risk management	12 Months Ended
Dec. 31, 2023
Financial instruments and risk management [Abstract]
Financial instruments and risk management

22.Financial instruments and risk management

The Company’s activities expose it to the following financial risks: market risk (foreign exchange and interest rate risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The following table shows the carrying amounts of financial assets and financial liabilities:

	As of
	December 31,
In CHF thousands	2023	2022
Financial assets
Right-of-use assets	3,508	2,808
Long-term financial assets	361	361
Other current receivables	622	392
Accounts receivable	14,800	—
Short-term financial assets	24,554	91,000
Cash and cash equivalents	78,494	31,586
Total financial assets	122,339	126,147

	As of
	December 31,
In CHF thousands	2023	2022
Financial liabilities
Long-term lease liabilities	2,825	2,253
Trade and other payables	1,679	929
Accrued expenses	11,087	9,417
Short-term lease liabilities	672	548
Total financial liabilities	16,263	13,147

Foreign exchange risk

The Company is exposed to foreign exchange risk arising from currency exposures, primarily with respect to the EUR, USD and to a lesser extent to GBP, DKK and SEK. The currency exposure is not hedged. However, the Company has a policy of matching its cash holdings to the currency structure of its expenses, which means that the Company holds predominately CHF, with lesser balances of EUR and USD (see “Note 8. Cash and cash equivalents and short-term financial assets”). The Company recognized a loss of CHF 1.5 million, a gain of CHF 0.5 million and a loss of CHF 0.1 million for the years ended December 31, 2023, 2022 and 2021, respectively, within “Finance result, net.”

As of December 31, 2023, if the CHF had strengthened/weakened by 10% against the EUR and the USD with all other variables held constant, the net loss for the period would have been lower/higher by CHF 2.6 million (2022: CHF 0.7 million), mainly as a result of foreign exchange gains/losses on predominantly EUR/USD denominated cash and cash equivalents and short-term financial assets.

Interest rates

The Company’s CHF cash holdings (inclusive of those held in short-term financial assets) were subject to positive interest rates at certain counterparty thresholds through 2023. As of December 31, 2023 if the interest rates granted by the counterparties had increased/decreased by 10%, the net income for the period would have been higher/lower by CHF 0.1 million. Interest income and interest expense are recorded within finance results, net in our consolidated statements of income/(loss).

Credit risk

The Company maintains a formal treasury risk and investment management policy to limit counterparty credit risk. As of December 31, 2023, the Company’s cash and cash equivalents and short-term financial assets are held with five financial institutions, each with a high credit rating ranging from A+ to AA- assigned by international credit-rating agencies. The maximum amount of credit risk is the carrying amount of the financial assets. Accounts receivable and other receivables are fully performing, not past due and not impaired (see “Note 8. Cash and cash equivalents and short-term financial assets”, “Note 10. Accounts receivable” and “Note 11. Other current receivables”).

Liquidity risk

Inherent in the Company’s business are various risks and uncertainties, including the high uncertainty that new therapeutic concepts will succeed. AC Immune’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection, (ii) enter into collaborations with partners in the pharmaceutical and biopharmaceutical industries, (iii) acquire and keep key personnel employed and (iv) acquire additional capital to support its operations.

The Company’s approach of managing liquidity is to ensure sufficient cash to meet its liabilities when due. Therefore, management closely monitors the cash position on rolling forecasts based on expected cash flow to enable the Company to finance its operations for at least 12 months. The Company has CHF 1.7 million in trade and other payables, and CHF 11.1 million in accrued expenses which are due within 12 months from the reporting date. Finally, as it relates to the Company’s lease liabilities please see “Note 5. Right-of-use assets, long-term financial assets and lease liabilities” for detail of when corresponding lease liabilities are due.